Interest-bearing loans and borrowings - Convertible Debt (Details)														12 Months Ended
	Apr. 20, 2026 $ / shares	Oct. 27, 2025 USD ($)	Jul. 07, 2025 USD ($) $ / shares	Jun. 22, 2025 USD ($) $ / shares shares	Oct. 08, 2024 USD ($)	Oct. 01, 2024 USD ($)	Apr. 26, 2024 USD ($)	Sep. 26, 2023 $ / shares	Aug. 15, 2023 USD ($) $ / shares shares	Apr. 12, 2023 $ / shares	Aug. 15, 2022 USD ($) $ / shares shares	Apr. 09, 2021 USD ($) aDS $ / shares	Feb. 18, 2019 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Apr. 23, 2026 USD ($)	Feb. 10, 2026	Nov. 10, 2025 USD ($)	Apr. 22, 2024 USD ($)	Apr. 09, 2024 USD ($)	Feb. 12, 2024 USD ($)	Aug. 14, 2023 USD ($)	Aug. 14, 2022 USD ($)	Mar. 20, 2020	Aug. 16, 2019 USD ($) $ / shares
Disclosure of detailed information about borrowings [line items]
Gain (loss) on debt modification									$ 247,000		$ 476,000
Notional amount							$ 41,315,000													$ 5,000,000	$ 54,935,000	$ 9,000,000.0
Exercise price (in dollars per share) | $ / shares													$ 0.02
Change in fair value of derivative financial instruments		$ 36,000,000					3,000							$ 45,000,000	$ 3,000	$ 3,200,000
Debt instrument, interest rate				6.00%
Gains (losses) on financial liabilities at fair value through profit or loss							13,260,000							10,800,000
Repayment of convertible debt and accrued interest														100,643,000	54,935,000	0
Debt instrument, convertible, interest rate, after the second anniversary				8.00%
Share price per ADS (usd per share) | $ / shares			$ 14.0					$ 70.75		$ 51.50
Effective interest rate, excluding transaction costs			26.90%
Effective interest rate, including transaction costs			30.90%
Repurchase of the secured convertible debentures, percentage		50.00%
Premium on secured convertible debentures repurchase, percentage		6.50%
Repurchase price of secured convertible debentures																			$ 100,600,000
Loss on debt extinguishment		$ 29,394,000												29,348,000	$ (13,952,000)	(247,000)
Gains (losses) on change in fair value of the remaining derivatives														6,600,000
Gain (loss) on derecognition of financial liabilities														$ 2,400,000
Year one
Disclosure of detailed information about borrowings [line items]
Debt instrument, interest rate				0.00%
Year Two
Disclosure of detailed information about borrowings [line items]
Debt instrument, interest rate				6.00%
After Two Years
Disclosure of detailed information about borrowings [line items]
Debt instrument, interest rate				8.00%
American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of detailed information about borrowings [line items]
Exercise price (in dollars per share) | $ / shares									$ 12,448		$ 5,946
Warrants
Disclosure of detailed information about borrowings [line items]
Exercise price (in dollars per share) | $ / shares									$ 1.34
Change in fair value of derivative financial instruments			$ 6,200,000
2019-2 notes
Disclosure of detailed information about borrowings [line items]
Notional amount									$ 6,707,000		$ 6,125,000												$ 6,378,000	$ 5,454,000		$ 5,000,000.0
Conversion price (in dollars per share) | $ / shares																										$ 1.03
2019-2 notes | Other capital reserves
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity									$ 421,000
2019-2 notes | Market approach
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability									0.219		0.232
2019-2 notes | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares																										$ 103.00
Exercise price (in dollars per share) | $ / shares											$ 103.00
Convertible Notes Amended, Option One
Disclosure of detailed information about borrowings [line items]
Conversion price premium percentage																									20.00%
Convertible Notes Amended, Option Two
Disclosure of detailed information about borrowings [line items]
PIK interest rate																									9.50%
Warrant, as a percentage of note value																									15.00%
Exercise price, premium percentage																									20.00%
Convertible Notes Amended, Option Three
Disclosure of detailed information about borrowings [line items]
PIK interest rate																									13.50%
Warrant, as a percentage of note value																									20.00%
Exercise price, premium percentage																									20.00%
2018 convertible notes | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of detailed information about borrowings [line items]
Exercise price (in dollars per share) | $ / shares									$ 80.92
2018 convertible notes | Warrants
Disclosure of detailed information about borrowings [line items]
Number of warrants issued (in shares) | shares									1,244,820		594,680
Exercise price (in dollars per share) | $ / shares									$ 0.8092		$ 1.03
Convertible Notes 2015 And 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
PIK interest rate									13.50%		9.50%
Convertible notes 2016 and 2019-1 | Other capital reserves
Disclosure of detailed information about borrowings [line items]
Increase (decrease) through conversion of convertible instruments, equity											$ 343,000
Convertible debt
Disclosure of detailed information about borrowings [line items]
Derivative financial liabilities																3,000
Change in fair value of derivative financial instruments																1,244,000
Convertible Note 2021 - Lynrock Lake Note
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 35,697,000					$ 40,000,000.0				45,400,000					47,641,000
Conversion price (in dollars per share) | $ / shares												$ 1.915
PIK interest rate												6.00%
Interest rate used to value liability							0.808
Change in fair value of derivative financial instruments							$ 11,944,000
Conversion price per ADS (in dollars per share) | $ / shares												$ 191.50
Debt instrument, ownership limit												9.90%
Debt instrument, interest rate												5.0625%
Losses on change in fair value of derivatives												$ 12,713,000				$ 1,956,000
Repayment of convertible debt and accrued interest						$ 49,473,000
Convertible Note 2021 - Lynrock Lake Note | Market approach
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability | aDS												0.2089
Convertible Notes 2018 - Nokomis
Disclosure of detailed information about borrowings [line items]
Notional amount							$ 5,618,000														$ 7,294,000
Interest rate used to value liability							0.783
Change in fair value of derivative financial instruments							$ 1,676,000
Repayment of convertible debt and accrued interest					$ 7,739,000
Secured Convertible Debentures
Disclosure of detailed information about borrowings [line items]
Notional amount				$ 189,000,000
Conversion price (in dollars per share) | $ / shares				$ 21.00
Change in fair value of derivative financial instruments			$ 67,000,000
Conversion price per ADS (in dollars per share) | $ / shares				21.00
Share price per ADS (usd per share) | $ / shares				$ 14.30
Secured Convertible Debentures | Market approach | Maximum
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability				1.30
Secured Convertible Debentures | Market approach | Minimum
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability				0.40
Secured Convertible Debentures | Interest rate risk [member]
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability				0.038
Secured Convertible Debentures | Credit spread, measurement input [member]
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability				0.231
Secured Convertible Debentures | Volatility, Measurement Input
Disclosure of detailed information about borrowings [line items]
Interest rate used to value liability				1.06
Secured Convertible Debentures | American Depositary Shares, each representing four ordinary shares, nominal value €0.01 per share
Disclosure of detailed information about borrowings [line items]
Conversion price (in dollars per share) | $ / shares			$ 21.00	$ 14.00
Number of warrants issued (in shares) | shares				2,024,999
Conversion Price Adjustment
Disclosure of detailed information about borrowings [line items]
Higher of conversion price | $ / shares	$ 1.40
Average VWAP based conversion price adjustment	120.00%
Secured Convertible Debenture Purchase Agreement
Disclosure of detailed information about borrowings [line items]
Repurchase of the secured convertible debentures, percentage																		50.00%
Repurchase of financial liabilities																	$ 50,798,000